Disclosure of other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Derivative assets	$ 2,841	$ 3,397
Available-for-sale investments	21,973	13,508	$ 9,206
Investments at fair value through profit or loss	282	192
Restricted cash	206	17,148
Total other non-current financial assets	22,461	30,848
Total other financial assets	$ 25,302	$ 34,245